Stock-Based Compensation - Stock-based compensation expense (Details) - Employee Stock Option - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation
Stock-based compensation expense	$ 440,000	$ 180,000	$ 1,323,108	$ 670,243
Stock-based compensation expense related to awards not yet recognized			$ 2,000,000
Weighted average period for stock-based compensation expense related to awards not yet recognized	10 months 24 days		1 year 8 months 12 days